Leases - Summary of Commitments under Operating Leases (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Continuing and Discontinued operations [member]
Statement [line items]
Operating Lease Commitments	€ 1,911
Discontinued operations [member]
Statement [line items]
Operating Lease Commitments	408
Within 1 year [member] | Continuing and Discontinued operations [member]
Statement [line items]
Operating Lease Commitments	353
After one year but not more than five years [member] | Continuing and Discontinued operations [member]
Statement [line items]
Operating Lease Commitments	769
After 5 years [member] | Continuing and Discontinued operations [member]
Statement [line items]
Operating Lease Commitments	€ 789